Derivatives transactions between related parties (Details) - 12 months ended Dec. 31, 2020 - Korea Development Bank SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	HKD ($)	CHF (SFr)
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2019~2024	2019~2024	2019~2024	2019~2024
Pay, Contract Amount	₩ 177,600
Receive, Contract Amount | $		$ 150,000
Contract Interest rate Pay	1.24%	1.24%	1.24%	1.24%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%
Contract exchange rate	1,184	1,184	1,184	1,184
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2020~2025	2020~2025	2020~2025	2020~2025
Pay, Contract Amount	₩ 241,320
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	0.54%	0.54%	0.54%	0.54%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2015~2025	2015~2025	2015~2025	2015~2025
Pay, Contract Amount	₩ 111,190
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2027	2017~2027	2017~2027	2017~2027
Pay, Contract Amount	₩ 111,610
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.31%	2.31%	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2028	2018~2028	2018~2028	2018~2028
Pay, Contract Amount	₩ 108,600
Receive, Contract Amount | $			$ 800,000
Contract Interest rate Pay	2.69%	2.69%	2.69%	2.69%
Contract Interest rate Receive	3.35%	3.35%	3.35%	3.35%
Contract exchange rate	135.75	135.75	135.75	135.75
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2023	2018~2023	2018~2023	2018~2023
Pay, Contract Amount	₩ 170,280
Receive, Contract Amount | $		$ 150,000
Contract Interest rate Pay	2.15%	2.15%	2.15%	2.15%
Contract Interest rate Receive	3.75%	3.75%	3.75%	3.75%
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2019~2027	2019~2027	2019~2027	2019~2027
Pay, Contract Amount	₩ 119,978
Receive, Contract Amount | SFr				SFr 100,000
Contract Interest rate Pay	1.43%	1.43%	1.43%	1.43%
Contract Interest rate Receive	0.05%	0.05%	0.05%	0.05%
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2020~2026	2020~2026	2020~2026	2020~2026
Pay, Contract Amount	₩ 118,910
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	0.61%	0.61%	0.61%	0.61%
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2016~2021	2016~2021	2016~2021	2016~2021
Pay, Contract Amount	₩ 121,000
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.15%	2.15%	2.15%	2.15%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%
Contract exchange rate	1,210	1,210	1,210	1,210
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2019~2022	2019~2022	2019~2022	2019~2022
Pay, Contract Amount	₩ 112,650
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.80%	1.80%	1.80%	1.80%
Contract Interest rate Receive	3.38%	3.38%	3.38%	3.38%
Contract exchange rate	1,126.5	1,126.5	1,126.5	1,126.5
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2023	2018~2023	2018~2023	2018~2023
Pay, Contract Amount	₩ 320,880
Receive, Contract Amount | $		$ 300,000
Contract Interest rate Pay	2.03%	2.03%	2.03%	2.03%
Contract Interest rate Receive	3.75%	3.75%	3.75%	3.75%
Contract exchange rate	1,069.6	1,069.6	1,069.6	1,069.6
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2019~2022	2019~2022	2019~2022	2019~2022
Pay, Contract Amount	₩ 117,340
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.06%	1.06%	1.06%	1.06%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%
Contract exchange rate	1,173.4	1,173.4	1,173.4	1,173.4
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2021	2018~2021	2018~2021	2018~2021
Pay, Contract Amount	₩ 212,960
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	2.10%	2.10%	2.10%	2.10%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%
Contract exchange rate	1,064.8	1,064.8	1,064.8	1,064.8
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2022	2017~2022	2017~2022	2017~2022
Pay, Contract Amount	₩ 113,300
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.94%	1.94%	1.94%	1.94%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%
Contract exchange rate	1,133	1,133	1,133	1,133
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2023	2018~2023	2018~2023	2018~2023
Pay, Contract Amount	₩ 169,335
Receive, Contract Amount | $		$ 150,000
Contract Interest rate Pay	2.26%	2.26%	2.26%	2.26%
Contract Interest rate Receive	3.88%	3.88%	3.88%	3.88%
Contract exchange rate	1,128.9	1,128.9	1,128.9	1,128.9
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2020~2025	2020~2025	2020~2025	2020~2025
Pay, Contract Amount	₩ 122,780
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.75%	1.75%	1.75%	1.75%
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 104,849
Receive, Contract Amount | $		$ 100,000
Contract exchange rate	1,048.49	1,048.49	1,048.49	1,048.49
Contract date	Dec. 27, 2017	Dec. 27, 2017	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 5,469
Receive, Contract Amount | $		$ 5,000
Contract exchange rate	1,093.75	1,093.75	1,093.75	1,093.75
Contract date	Dec. 18, 2020	Dec. 18, 2020	Dec. 18, 2020	Dec. 18, 2020
Matrurity date	Jan. 28, 2021	Jan. 28, 2021	Jan. 28, 2021	Jan. 28, 2021
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 5,436
Receive, Contract Amount | $		$ 5,000
Contract exchange rate	1,087.16	1,087.16	1,087.16	1,087.16
Contract date	Dec. 30, 2020	Dec. 30, 2020	Dec. 30, 2020	Dec. 30, 2020
Matrurity date	Feb. 19, 2021	Feb. 19, 2021	Feb. 19, 2021	Feb. 19, 2021
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 1,092
Receive, Contract Amount | $		$ 1,000
Contract exchange rate	1,092.10	1,092.10	1,092.10	1,092.10
Contract date	Dec. 15, 2020	Dec. 15, 2020	Dec. 15, 2020	Dec. 15, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021	Jan. 05, 2021	Jan. 05, 2021
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 6,791
Receive, Contract Amount | $		$ 6,200
Contract exchange rate	1,095.35	1,095.35	1,095.35	1,095.35
Contract date	Dec. 29, 2020	Dec. 29, 2020	Dec. 29, 2020	Dec. 29, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021	Jan. 05, 2021	Jan. 05, 2021